Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Revenues
Insurance brokerage commissions		$ 979,236	$ 340,218
Securities brokerage commissions and fees		1,688,618	2,130,975
Market making commissions and fees		1,020,189	677,338
Interest income		1,423,928	1,894,170
Trading gains (loss)		7,818,819	(10,175,033)
Other income		380,207	782,601
Gross profit		13,310,997	(4,349,731)
Expenses and others (ii)
Commissions and fees	[1]	2,366,802	2,116,021
Compensation and benefits	[1]	1,714,336	1,923,259
Occupancy	[1]	391,251	372,628
Communication and technology	[1]	1,719,924	1,661,310
General and administrative	[1]	601,780	681,860
Professional fees	[1]	1,233,666	1,272,096
Research and development			4,160,033	[1]
Services fees	[1]	1,119,581	1,070,887
Interest	[1]	1,598,478	1,021,773
Depreciation and amortization	[1]	874,858	1,198,122
Marketing	[1]	1,502,421	1,370,893
Impairment of fixed assets			1,691,079	[1]
Impairment of cryptocurrencies			293,619	[1]
Change in fair value of warrant liabilities and embedded derivative liabilities	[1]	(453,761)	(759,375)
Other operating expenses (income)	[1]	985	(25,689)
Total operating expenses	[1]	12,670,321	18,048,516
Income (loss) before income taxes		640,676	(22,398,247)
Income tax expense		(1,058)	(3,071)
Net Income (loss)		639,618	(22,401,318)
Net loss attributable to non-controlling interests		(53,715)	(2,124,600)
Net Income (loss) attributable to LGHL		693,333	(20,276,718)
Deemed dividend on the effect of the warrant modification		(3,086,000)
Dividends and deemed dividends on preferred shares			(546,141)
Net loss attributable to LGHL ordinary shareholders		$ (2,392,667)	$ (20,822,859)
Class A Ordinary Shares
Loss per share for both Class A and Class B
Loss per basic (in Dollars per share)		$ (0.04)	$ (0.52)
Weighted average Class A ordinary shares outstanding
Weighted average ordinary shares outstanding basic (in Shares)		56,479,793	35,295,167
ADS
Loss per share for both Class A and Class B
Loss per basic (in Dollars per share)	[2]	$ (1.92)	$ (25.78)
Class B Ordinary Shares
Weighted average Class A ordinary shares outstanding
Weighted average ordinary shares outstanding basic (in Shares)		5,975,615	5,088,873

[1]	Certain prior periods amounts have been reclassified to be comparable to the current period presentation. The reclassification has no effect on previously reported net assets or net income (loss).
[2]	On July 3, 2023, LGHL announced that it plans to change its American depositary share (“ADS”) to ordinary share (“Share”) ratio from one (1) ADS representing one (1) Share to one (1) ADS representing fifty (50) Shares. The change in the ADS ratio was effective on July 13, 2023. For LGHL’s ADS holders, the change in the ADS ratio had the same effect as a one-for-fifty reverse ADS split. The ADS ratio change has no impact on LGHL’s underlying Shares. Loss per ADS for the six months ended June 30, 2023 and 2022 had been retrospectively adjusted accordingly.